UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch New York Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
New York - 83.8%
------------------------------------------------------------------------------------------------------------------------------------
                            $  700  Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A,
                                    5.625% due 12/01/2034                                                                   $    735
                            --------------------------------------------------------------------------------------------------------
                             1,175  Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights-Albany
                                    Law School), Series A, 6.75% due 12/01/2019 (i)                                            1,312
                            --------------------------------------------------------------------------------------------------------
                             1,200  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                    Hospital), Series B, 7.25% due 3/01/2019                                                   1,306
                            --------------------------------------------------------------------------------------------------------
                             1,500  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
                                    Home), Series A, 5.875% due 2/01/2018                                                      1,551
                            --------------------------------------------------------------------------------------------------------
                             3,000  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
                                    Home), Series A, 6% due 2/01/2028                                                          3,107
                            --------------------------------------------------------------------------------------------------------
                             2,000  Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                                    (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                         2,018
                            --------------------------------------------------------------------------------------------------------
                             1,700  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                                    Civic Facility), 5.75% due 6/01/2022                                                       1,860
                            --------------------------------------------------------------------------------------------------------
                             2,500  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                                    Civic Facility), 5.50% due 6/01/2032                                                       2,678
                            --------------------------------------------------------------------------------------------------------
                             1,150  Madison County, New York, IDA, Civic Facility Revenue Bonds (Morrisville State
                                    College Foundation), Series A, 5% due 6/01/2037 (l)                                        1,200
                            --------------------------------------------------------------------------------------------------------
                               100  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                    Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(h)                                       105
                            --------------------------------------------------------------------------------------------------------
                             1,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                    Series A, 6.125% due 4/01/2010 (b)(e)                                                      1,107
                            --------------------------------------------------------------------------------------------------------
                             2,100  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                                    Series 724X, 7.72% due 11/15/2032 (c)(g)                                                   2,548
                            --------------------------------------------------------------------------------------------------------
                               445  Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate),
                                    Series A, 5.375% due 4/01/2029                                                               438
                            --------------------------------------------------------------------------------------------------------
                             2,500  New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                    Bonds, AMT, Series A, 5.50% due 11/01/2034                                                 2,577
                            --------------------------------------------------------------------------------------------------------
                             2,485  New York City, New York, City Housing Development Corporation, Presidential
                                    Revenue Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                  2,598
                            --------------------------------------------------------------------------------------------------------
                               575  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special
                                    Place Inc. Project), Series A, 6.125% due 1/01/2013                                          591
                            --------------------------------------------------------------------------------------------------------
                             1,600  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special
                                    Place Inc. Project), Series A, 7% due 1/01/2033                                            1,692
                            --------------------------------------------------------------------------------------------------------
                             6,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc.
                                    Project), 6.375% due 7/01/2033                                                             6,399
                            --------------------------------------------------------------------------------------------------------
                             2,500  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                    due 6/01/2028                                                                              2,703
                            --------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
RITR         Residual Interest Trust Receipts

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $1,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                    Facility Pooled Program), Series A-1, 6.50% due 7/01/2017                               $  1,046
                            --------------------------------------------------------------------------------------------------------
                             2,540  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                    Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                  2,656
                            --------------------------------------------------------------------------------------------------------
                             3,500  New York City, New York, City IDA, Special Facilities Revenue Bonds (1990 American
                                    Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                           2,515
                            --------------------------------------------------------------------------------------------------------
                             1,000  New York City, New York, City IDA, Special Facilities Revenue Bonds (British
                                    Airways Plc Project), AMT, 5.25% due 12/01/2032                                              874
                            --------------------------------------------------------------------------------------------------------
                               655  New York City, New York, City IDA, Special Facilities Revenue Bonds (Continental
                                    Airlines Inc. Project), AMT, 7.25% due 11/01/2008                                            651
                            --------------------------------------------------------------------------------------------------------
                             1,250  New York City, New York, City IDA, Special Facilities Revenue Bonds (Continental
                                    Airlines Inc. Project), AMT, 8% due 11/01/2012                                             1,257
                            --------------------------------------------------------------------------------------------------------
                               250  New York City, New York, City IDA, Special Facilities Revenue Bonds (Continental
                                    Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                           256
                            --------------------------------------------------------------------------------------------------------
                             2,500  New York City, New York, City IDA, Special Facilities Revenue Refunding Bonds
                                    (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                         2,666
                            --------------------------------------------------------------------------------------------------------
                             1,195  New York City, New York, GO, Refunding, Series J, 6% due 8/01/2017                         1,251
                            --------------------------------------------------------------------------------------------------------
                             2,000  New York City, New York, GO, Series J, 5% due 5/15/2023                                    2,079
                            --------------------------------------------------------------------------------------------------------
                             3,500  New York City, New York, GO, Series M, 5% due 4/01/2035                                    3,612
                            --------------------------------------------------------------------------------------------------------
                             5,030  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                    Unit Fee Secured), 5% due 11/15/2026 (a)                                                   5,319
                            --------------------------------------------------------------------------------------------------------
                             4,950  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                    Unit Fee Secured), 5% due 11/15/2035 (a)                                                   5,178
                            --------------------------------------------------------------------------------------------------------
                             1,000  New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue
                                    Bonds (United Cerebral Palsy Affiliates - Pooled Loan Program), Series A, 5%
                                    due 7/01/2034 (k)                                                                          1,043
                            --------------------------------------------------------------------------------------------------------
                             1,500  New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                                    5.125% due 7/01/2039                                                                       1,558
                            --------------------------------------------------------------------------------------------------------
                             1,180  New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                    Program), Series E, 5.75% due 10/01/2030 (d)                                               1,304
                            --------------------------------------------------------------------------------------------------------
                             3,000  New York State Dormitory Authority Revenue Bonds (White Plains Hospital), 5.375%
                                    due 2/15/2043 (m)                                                                          3,175
                            --------------------------------------------------------------------------------------------------------
                             2,500  New York State Dormitory Authority Revenue Bonds (Willow Towers Inc. Project),
                                    5.40% due 2/01/2034 (f)                                                                    2,673
                            --------------------------------------------------------------------------------------------------------
                             4,850  New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                    Series A, 6.625% due 7/01/2018                                                             5,234
                            --------------------------------------------------------------------------------------------------------
                             1,565  New York State Dormitory Authority, Revenue Refunding Bonds (Upstate Community
                                    Colleges), Series B, 5.25% due 7/01/2021                                                   1,680
                            --------------------------------------------------------------------------------------------------------
                             2,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                    (Education), Series F, 5% due 3/15/2035                                                    2,078
                            --------------------------------------------------------------------------------------------------------
                               500  New York State Dormitory Authority, Supported Debt Revenue Bonds (State
                                    University Dormitory Facilities), Series B, 4.375% due 7/01/2030 (d)                         492
                            --------------------------------------------------------------------------------------------------------
                             2,000  New York State Energy Research and Development Authority, PCR, Refunding (Central
                                    Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                                2,135
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $3,000  New York State Environmental Facilities Corporation, Special Obligation Revenue
                                    Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                         $  3,433
                            --------------------------------------------------------------------------------------------------------
                             2,980  New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032         3,063
                            --------------------------------------------------------------------------------------------------------
                             1,995  New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 191, 7.885%
                                    due 4/01/2030 (g)                                                                          2,128
                            --------------------------------------------------------------------------------------------------------
                             1,000  New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                    Series C, 5.25% due 12/01/2022                                                             1,076
                            --------------------------------------------------------------------------------------------------------
                             1,500  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                    4.75% due 1/01/2030 (c)                                                                    1,532
                            --------------------------------------------------------------------------------------------------------
                             1,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                    (State Facilities), Series A, 5.50% due 3/15/2012 (e)                                      1,107
                            --------------------------------------------------------------------------------------------------------
                             1,675  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                    Services Contract), Series B, 6% due 4/01/2010 (e)                                         1,861
                            --------------------------------------------------------------------------------------------------------
                               750  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                    Services Contract), Series B, 6.125% due 4/01/2010 (e)                                       837
                            --------------------------------------------------------------------------------------------------------
                               615  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                    Services Contract), Series B, 6.25% due 4/01/2010 (e)                                        689
                            --------------------------------------------------------------------------------------------------------
                             1,685  New York State Urban Development Corporation, Revenue Refunding Bonds (Clarkson
                                    Center Advance Materials), 5.50% due 1/01/2020                                             1,893
                            --------------------------------------------------------------------------------------------------------
                             3,500  New York State Urban Development Corporation, Revenue Refunding Bonds (University
                                    Facility Grants), 5.50% due 1/01/2019                                                      3,928
                            --------------------------------------------------------------------------------------------------------
                             3,975  Niagara County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds, AMT,
                                    Series A, 5.45% due 11/15/2026                                                             4,182
                            --------------------------------------------------------------------------------------------------------
                             1,000  North Country, New York, Development Authority, Solid Waste Management System,
                                    Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                              1,135
                            --------------------------------------------------------------------------------------------------------
                             3,970  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 6.125%
                                    due 1/01/2032                                                                              4,078
                            --------------------------------------------------------------------------------------------------------
                             1,365  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 7.25%
                                    due 1/01/2032                                                                              1,448
                            --------------------------------------------------------------------------------------------------------
                             4,075  Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                    Class R, Series 10, 7.833% due 1/15/2017 (c)(g)                                            4,339
                            --------------------------------------------------------------------------------------------------------
                             6,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, RIB,
                                    AMT, Series 243, 8.67% due 12/01/2010 (d)(g)                                               7,358
                            --------------------------------------------------------------------------------------------------------
                             1,000  Sachem Central School District (Holbrook), New York, GO, Series B, 5%
                                    due 10/15/2025 (d)                                                                         1,060
                            --------------------------------------------------------------------------------------------------------
                             1,300  Sachem Central School District (Holbrook), New York, GO, Series B, 5%
                                    due 10/15/2029 (d)                                                                         1,361
                            --------------------------------------------------------------------------------------------------------
                               500  Schenectady, New York, BAN, 5.25% due 5/26/2006                                              499
                            --------------------------------------------------------------------------------------------------------
                             2,000  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Huntington Hospital
                                    Project), Series B, 5.875% due 11/01/2032                                                  2,108
                            --------------------------------------------------------------------------------------------------------
                               135  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                    Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017                                  140
                            --------------------------------------------------------------------------------------------------------
                             1,360  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027      1,412
                            --------------------------------------------------------------------------------------------------------
                             5,000  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                    Facility), AMT, 5.50% due 1/01/2023                                                        4,660
                            --------------------------------------------------------------------------------------------------------
                             7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                    Bonds (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)              8,122
                            --------------------------------------------------------------------------------------------------------
                             1,455  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                    5.25% due 6/01/2020 (a)                                                                    1,567
                            --------------------------------------------------------------------------------------------------------
                             1,100  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                    5.50% due 6/01/2022                                                                        1,195
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                              Face
                            Amount  Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                            $  900  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                                    Ithaca), Series A-2, 5.75% due 7/01/2018                                                $    927
                            --------------------------------------------------------------------------------------------------------
                             1,000  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                                    Ithaca), Series A-2, 6% due 7/01/2024                                                      1,034
                            --------------------------------------------------------------------------------------------------------
                             1,500  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                                    due 11/15/2023 (d)                                                                         1,616
                            --------------------------------------------------------------------------------------------------------
                             2,290  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                                    5% due 11/15/2032 (d)                                                                      2,375
                            --------------------------------------------------------------------------------------------------------
                               765  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2017 (c)                 841
                            --------------------------------------------------------------------------------------------------------
                               805  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2018 (c)                 885
                            --------------------------------------------------------------------------------------------------------
                               850  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2019 (c)                 935
                            --------------------------------------------------------------------------------------------------------
                             1,000  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                                    Institute), 5.375% due 7/15/2020                                                           1,080
                            --------------------------------------------------------------------------------------------------------
                             1,210  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                                    Institute), 5.40% due 7/15/2030                                                            1,297
                            --------------------------------------------------------------------------------------------------------
                             2,505  Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                                    5.75% due 8/01/2028                                                                        2,534
                            --------------------------------------------------------------------------------------------------------
                             1,000  Webster, New York, Central School District, GO, Refunding, 5% due 6/15/2023 (c)            1,057
                            --------------------------------------------------------------------------------------------------------
                             5,200  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                    Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                            5,555
                            --------------------------------------------------------------------------------------------------------
                               655  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2026 (b)         723
                            --------------------------------------------------------------------------------------------------------
                               690  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2027 (b)         761
                            --------------------------------------------------------------------------------------------------------
                               730  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2028 (b)         806
                            --------------------------------------------------------------------------------------------------------
                               770  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2029 (b)         850
------------------------------------------------------------------------------------------------------------------------------------
Guam - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
                             2,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                                    Refunding Bonds, 5.875% due 7/01/2035                                                      2,103
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 9.3%
------------------------------------------------------------------------------------------------------------------------------------
                             1,000  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                    Refunding Bonds, 5.625% due 5/15/2043                                                      1,009
                            --------------------------------------------------------------------------------------------------------
                             4,750  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.634%
                                    due 7/01/2016 (d)(g)                                                                       5,599
                            --------------------------------------------------------------------------------------------------------
                             1,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                    Revenue Refunding Bonds, Series K, 5% due 7/01/2035                                        1,002
                            --------------------------------------------------------------------------------------------------------
                             7,470  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                    Capital Appreciation Revenue Bonds, Series A, 4.771%** due 7/01/2042 (b)                   1,315
                            --------------------------------------------------------------------------------------------------------
                             1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                                    Class R, Series 16 HH, 7.634% due 7/01/2013 (c)(g)                                         1,197
                            --------------------------------------------------------------------------------------------------------
                             1,000  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                    Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                    Series A, 6.45% due 12/01/2025                                                               770
                            --------------------------------------------------------------------------------------------------------
                             1,420  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                    Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                    6.625% due 6/01/2026                                                                       1,548
                            --------------------------------------------------------------------------------------------------------
                             1,000  Puerto Rico Municipal Finance Agency, GO, Refunding, Series C, 5.25% due 8/01/2023 (l)     1,122
                            --------------------------------------------------------------------------------------------------------
                             3,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                    Bonds, Series I, 5.25% due 7/01/2033                                                       3,087
                            --------------------------------------------------------------------------------------------------------
                             1,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                    Series E, 5.70% due 2/01/2010 (e)                                                          1,082
                            --------------------------------------------------------------------------------------------------------
                             1,800  Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 7.539%
                                    due 8/01/2030 (g)                                                                          1,892
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
                             4,500  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                    Coker Project), AMT, 6.50% due 7/01/2021                                                   5,098
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost - $190,619) - 96.5%                                          203,568
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                            Shares
                              Held  Short-Term Securities                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                               657  CMA New York Municipal Money Fund (j)                                                   $    657
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $657) - 0.3%                                             657
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $191,276*) - 96.8%                                             204,225

                                    Other Assets Less Liabilities - 3.2%                                                       6,754
                                                                                                                            --------
                                    Net Assets - 100.0%                                                                     $210,979
                                                                                                                            ========

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 191,411
                                                                      =========
      Gross unrealized appreciation                                   $  12,909
      Gross unrealized depreciation                                         (95)
                                                                      ---------
      Net unrealized appreciation                                     $  12,814
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                  (195)            $ 9
      --------------------------------------------------------------------------

(k)   Assured Guaranty Insured.
(l)   CIFG Insured.
(m)   FHA Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: February 21, 2006